Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Assets measured at fair value
Call option
Quoted prices in active market (level 1) [Member]
Assets measured at fair value
Call option
Significant observable inputs (level 2) [Member]
Assets measured at fair value
Call option
Significant unobservable inputs (level 3) [Member]
Assets measured at fair value
Call option